Net debt - Analysis of changes in net debt (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2019	Apr. 01, 2018
Net cash and cash equivalents
Cash and cash equivalents, beginning balance	£ 252	£ 329	£ 1,139
Cash flow, cash and cash equivalents	(183)	(80)	(807)
Fair value gains and losses and exchange movements, cash and cash equivalents	4	3	(3)
Cash and cash equivalents, ending balance	73	252	329
Financial investments
Financial investments, beginning balance	1,981	2,694	8,741
Cash flow, financial investments	(42)	(846)	(5,983)
Fair value gains and losses and exchange movements, financial investments	25	93	(149)
Interest income/(charges), financial investments	34	29	85
Other non-cash movements, financial Investments		11
Financial investments, ending balance	1,998	1,981	2,694
Borrowings
Borrowings, beginning balance	(28,730)	(26,625)	(28,638)
Cash flow, borrowings	450	(240)	2,108
Fair value gains and losses and exchange movements, borrowings	(864)	(733)	1,088
Interest income/(charges), borrowings	(1,092)	(1,062)	(1,117)
Other non-cash movements, borrowings	(84)	(38)	(66)
Impact of transition to IFRS 9					£ (32)
Impact of transition to IFRS 16				£ (474)
Borrowings, ending balance	(30,794)	(28,730)	(26,625)
Financing derivatives
Financing derivatives, beginning balance	(32)	600	(516)
Financing derivatives	450	422	(61)
Fair value gains and losses and exchange movements, financing derivatives	(246)	(1,011)	1,162
Interest income/(charges), financing derivatives	(39)	(43)	15
Financing derivatives, ending balance	133	(32)	600
Net debt
Net debt (net of related derivative financial instruments) at start of year	(26,529)	(23,002)	(19,274)
Change in debt resulting from cash flows	675	(744)	(4,743)
Changes in fair value of financial assets and liabilities and exchange movements	(1,081)	(1,648)	2,098
Net interest income/(charges) on the components of net debt	(1,097)	(1,076)	(1,017)
Other non-cash movements	(84)	(27)	(66)
Net debt (net of related derivative financial instruments) at end of year	(28,590)	(26,529)	(23,002)
Interest payable	246	£ 223	£ 197
Non-current assets
Financing derivatives
Financing derivatives, ending balance	1,205
Net debt
Net debt (net of related derivative financial instruments) at end of year	1,205
Current assets
Net cash and cash equivalents
Cash and cash equivalents, ending balance	73
Financial investments
Financial investments, ending balance	1,998
Financing derivatives
Financing derivatives, ending balance	62
Net debt
Net debt (net of related derivative financial instruments) at end of year	2,133
Current liabilities
Borrowings
Borrowings, ending balance	(4,072)
Financing derivatives
Financing derivatives, ending balance	(254)
Net debt
Net debt (net of related derivative financial instruments) at end of year	(4,326)
Non-current liabilities
Borrowings
Borrowings, ending balance	(26,722)
Financing derivatives
Financing derivatives, ending balance	(880)
Net debt
Net debt (net of related derivative financial instruments) at end of year	£ (27,602)